Lease Prepayments	12 Months Ended
Dec. 31, 2017
Lease Prepayments [Abstract]
Lease Prepayments
(8) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Non-current portion	16,830	2,587	17,358
Current portion - amount charged to expense next year	524	81	524
	17,354	2,668	17,882

As of December 31, 2017, part of prepaid land use rights were pledged to banks as collateral for credit limit in bank (see Note 12).

Land use rights amortization for the year ended December 31, 2017, 2016 and 2015 were RMB524 (US$81), RMB524 and RMB524, respectively.

As of December 31, 2017, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB15,623 or US$2,401. The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.